Trade and other receivables (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total trade receivables, net		$ 6,369	$ 7,450
Receivables from contracts with customers		7,193	8,291
Trade and other receivables gross		7,993	8,986
Current		4,366	5,010
Non-current		2,003	2,440
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Receivables from contracts with customers		4,726	5,303
Total		3,267	3,683
Third parties [member]
IfrsStatementLineItems [Line Items]
Total trade receivables, net		4,608	5,210
Expected credit losses		(1,621)	(1,533)
Third parties [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Receivables from divestments	[1]	1,623	1,922
Lease receivables		378	394
Total		584	765
Investees [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade receivables from contracts with costumers		118	93
Petroleum and alcohol accounts from brazilian government [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade receivables from contracts with costumers		682	602
Related parties [member]
IfrsStatementLineItems [Line Items]
Expected credit losses		$ (3)	$ (3)

[1]	As of June 30, 2023 it mainly refers to the receivables from the transactions of Atapu, Sépia, Carmópolis, Roncador, Miranga, Baúna, Pampo and Enchova, Breitener and Potiguar Group.